SHARE CAPITAL (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year (in shares)	469.0	466.8
Equity issuance (in shares)	3.3	1.0
Issuance of shares for share-based compensation (in shares)	3.0	1.2
Outstanding, end of the year (in shares)	475.3	469.0